Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Rayliant Funds Trust
Entity Central Index Key	0002061770
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000261163
Shareholder Report [Line Items]
Fund Name	Rayliant-ChinaAMC Transformative China Tech ETF
Trading Symbol	CNQQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rayliant-ChinaAMC Transformative China Tech ETF for the period of September 24, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.funds.rayliant.com/cnqq/. You can also request this information by contacting us at 1-626-407-4581.
Additional Information Phone Number	1-626-407-4581
Additional Information Website	https://www.funds.rayliant.com/cnqq/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant-ChinaAMC Transformative China Tech ETF	$1	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.75% [1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (September 24, 2025)
Rayliant-ChinaAMC Transformative China Tech ETF - NAV	1.84%
ChinaAMC Next Generation China Tech USD Index NTR	1.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 24, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,467,913
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 622
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,467,913
Number of Portfolio Holdings	99
Advisory Fee	$622
Portfolio Turnover	1%

Holdings [Text Block]

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.1%
Bermuda	0.1%
Hong Kong	1.2%
Cayman Islands	44.8%
China	51.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.1%
Consumer Staples	0.1%
Materials	0.2%
Financials	1.2%
Energy	8.3%
Health Care	8.4%
Industrials	9.6%
Communications	15.8%
Consumer Discretionary	25.0%
Technology	29.3%

Top 10 Holdings

Holding Name	% of Net Assets
Alibaba Group Holding Ltd.	10.8%
Tencent Holdings Ltd.	9.6%
Contemporary Amperex Technology Company Ltd.	7.9%
Xiaomi Corp, Class B	6.3%
Meituan	3.8%
NetEase, Inc.	2.9%
Zhongji Innolight Company Ltd.	2.6%
NAURA Technology Group Company Ltd.	2.4%
Cambricon Technologies Corp Ltd.	2.3%
Baidu, Inc.	2.1%

[1]	Annualized. Had the Fund been open the full reporting period, expenses would be higher.